Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”)

Re: BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the portfolio of automobile retail leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “Lease File Procedures Cutoff Date” means July 31, 2016.
•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.
•	The term “Company’s Database System” means the Company’s Customer Express, Funding, and LoanCenter systems.
•	The term “Source Documents” means the Motor Vehicle Lease Agreement, Modification Letter, Customer’s Billing Statement, Title Documents, Title Request Form, Company’s Customer Express System, Company’s Funding System, Company’s LoanCenter System, ALG Files, and ALG Residual File provided by the Company.
•	The term “Data File” means the electronic data file containing information related to 36,426 automobile retail leases as of the Lease File Procedures Cutoff Date provided by the Company on August 10, 2016.
•	The term “ALG” means the Automotive Lease Guide.
•	The term “ALG Files” means the electronic data files containing information from the ALG Website provided by the Company as of the Lease File Procedures Cutoff Date.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes
September 7, 2016

•	The term “ALG Residual File” means the electronic data file containing the ALG Residual Amounts from ALG provided by the Company as of the Lease File Procedures Cutoff Date.
•	The term “Lease File Procedures ALG Residual Amount” means the ALG Residual Amount derived from the ALG Residual File provided by the Company as of the Lease File Procedures Cutoff Date.
•	The term “Company Provided Information” means the Source Documents, Data File, ALG Files, and ALG Residual File.
The Company is responsible for the Data File.

A.	We were instructed by the Company to randomly select 100 automobile retail leases from the Data File (the “Selected Leases”) as listed in Exhibit A, attached hereto. We provided a list of the Selected Leases to the Specified Parties. For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of automobile retail leases that we were instructed to randomly select from the Data File.

B.	At the request of the Specified Parties, for each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
Lease Number	Company’s Customer Express System
First Payment Date	Motor Vehicle Lease Agreement
Monthly Base Payment Amount	Motor Vehicle Lease Agreement or the Modification Letter
Original Term to Maturity	Motor Vehicle Lease Agreement
Maturity Date
Motor Vehicle Lease Agreement or the Customer’s Billing Statement
For purposes of comparing the Maturity Date, we were instructed by the Company to deem the Maturity Date to be in agreement if the difference was not greater than 1 day.

State of Registration	Certificate of Title, Application for Title, Lien Statement, Electronic Title Document or Title Request Form
Vehicle Identification Number	Motor Vehicle Lease Agreement
Vehicle Model Year	Motor Vehicle Lease Agreement
Adjusted Manufacturer’s Suggested Retail Price	Motor Vehicle Lease Agreement or the Company’s Funding System
FICO Credit Score	Company’s Funding or LoanCenter Systems
Adjusted Capitalized Cost	We recomputed the Adjusted Capital Cost as the difference between the Gross Capitalized Cost and the

BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes
September 7, 2016

Attribute	Source Document(s)
Capital Cost Reduction as set forth in the Motor Vehicle Lease Agreement.
Remaining Term to Maturity	We recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement.
Days Past Due	We recomputed the Days Past Due as follows:
(i)
if the paid through date set forth in the Company’s Database System was prior to the Lease File Procedures Cutoff Date, we recomputed the number of days past due as the number of days between the Lease File Procedures Cutoff Date and the due date set forth in the Company’s Database System and

(ii)
if the paid through date set forth in the Company’s Database System was on or after the Lease File Procedures Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

ALG Residual Amount	We recomputed the ALG Residual Amount as the lesser of:
(i) the ALG Residual Amount at Inception (defined below) and
(ii) the Lease File Procedures ALG Residual Amount.
The “ALG Residual Amount at Inception” is equal to the product of:
(i) the adjusted manufacturer's suggested retail price, and
(ii) the sum of: (a) the ALG percentage, and (b) the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b) and the instructions below).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”) whereby:

BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes
September 7, 2016

Attribute	Source Document(s)
(i) if the mileage on the odometer disclosure statement was greater than or equal to 500 miles, utilize the Inception Adjustment Percentage, and
(ii) if the mileage on the odometer disclosure statement was less than 500 miles, utilize the Mileage Allowance Adjustment Percentage.
For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.
Certificate of Title	Title Documents

We found the information listed above regarding the Selected Leases to be in agreement with the corresponding information in the respective Source Documents.

C.	We observed the Title Documents in each of the customer files and found the Financial Services Vehicle Trust’s name as the owner of the vehicle on any of the observed Title Documents. We did not perform any procedures to determine if the Title Documents complied with the Company’s guidelines for preparation and we make no representation to the validity of the security interest.

D.	We observed the original Motor Vehicle Lease Agreement and noted that each Lease Agreement was signed. We make no representation as to the authenticity of the signatures.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Company Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the automobile retail leases, (iii) the reliability or accuracy of the Company Provided Information, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the automobile retail leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such automobile retail leases being securitized, (iii) the compliance of the originator of the automobile retail leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the automobile retail leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

BMW Vehicle Lease Trust 2016-2, Asset-Backed Notes
September 7, 2016

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the BMW Financial Services NA, LLC and Credit Suisse Securities (USA) LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

September 7, 2016

Exhibit A - Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	*****08531	34	*****92510	67	*****48384
2	*****23868	35	*****93681	68	*****48491
3	*****44801	36	*****97049	69	*****52884
4	*****54084	37	*****16702	70	*****55615
5	*****61951	38	*****25968	71	*****61823
6	*****66785	39	*****31344	72	*****64973
7	*****83276	40	*****32228	73	*****71044
8	*****92440	41	*****32502	74	*****75658
9	*****93938	42	*****39038	75	*****79332
10	*****93961	43	*****39206	76	*****80148
11	*****23237	44	*****45813	77	*****81442
12	*****23247	45	*****54841	78	*****81909
13	*****61206	46	*****67105	79	*****84006
14	*****65615	47	*****69346	80	*****93499
15	*****68280	48	*****79975	81	*****94218
16	*****00231	49	*****82958	82	*****94789
17	*****07683	50	*****85265	83	*****00791
18	*****20500	51	*****93266	84	*****05504
19	*****37462	52	*****96478	85	*****10480
20	*****45870	53	*****99264	86	*****12711
21	*****68750	54	*****02243	87	*****15989
22	*****74584	55	*****07363	88	*****18945
23	*****96762	56	*****09281	89	*****21909
24	*****00697	57	*****10452	90	*****27613
25	*****03082	58	*****11764	91	*****28898
26	*****06155	59	*****12121	92	*****30572
27	*****09456	60	*****12145	93	*****32276
28	*****11411	61	*****19962	94	*****38596
29	*****23430	62	*****33231	95	*****41609
30	*****59353	63	*****34708	96	*****41871
31	*****64209	64	*****36059	97	*****44208
32	*****74949	65	*****40393	98	*****45451
33	*****89999	66	*****46525	99	*****45746
				100	*****46905